Dear Variable Annuity Owner:

The year 2003 was quite a relief for most investors. In the U.S., equity markets were strong with the S&P 500 Index showing a 28.68% return. For many stocks, this was the first positive return year since 1999. A major tax cut from Congress and Fed reassurances of continued low interest rates have helped confidence in economic growth. Historically low short term interest rates have led to very low money market returns. The U.S. bond markets showed positive returns as well, as evidenced by the 4.10% increase for 2003 in the Lehman Brothers U.S. Aggregate Index. International equity markets were also strong, with many regions showing double digit gains. The Ultra Series Fund section of this booklet contains a more detailed discussion of 2003 results and the current outlook. We encourage you to read it.

This booklet is divided into several sections. The first section contains the following reports for the CUNA Mutual Life Variable Annuity Account:

Statements of Assets and Liabilities....................   page  2
Statements of Operations................................   page  5
Statements of Changes in Net Assets.....................   page  7
Notes to Financial Statements...........................   page 11
Report of Independent Auditors..........................   page 17

The second section of this booklet contains the annual report and manager's discussion for the Ultra Series Fund. The Ultra Series Fund includes the International Stock Fund, Global Securities Fund, Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Capital Appreciation Stock Fund, Growth and Income Stock Fund, High Income Fund, Balanced Fund, Bond Fund, and Money Market Fund.

The remaining sections of this booklet include reports for underlying mutual funds of subaccounts that no longer accept new premium and do not allow transfers of money from other subaccounts to the listed subaccounts. If you have money in one or more of these subaccounts, you may wish to review the corresponding reports.

      (1) the International Stock Portfolio of the T. Rowe Price International Series, Inc.;

      (2) the MFS(R) Strategic Income Series(SM);

      (3) the Oppenheimer High Income Fund/VA of the Oppenheimer Variable Account Funds; and

      (4) the Franklin Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust.

We at CUNA Mutual Life Insurance Company are committed to serving you and helping you achieve your long term retirement investment needs. We do not take the trust you place in us for granted, and we will work hard to continue to earn that trust. We look forward to serving you in the future.

Sincerely,

/s/ Michael B. Kitchen
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2003

                                                      MONEY                           STRATEGIC          HIGH         OPPENHEIMER
                                                     MARKET            BOND            INCOME           INCOME        HIGH INCOME
                                                   SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                  ------------     ------------     ------------     ------------     ------------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
   Money Market Fund,
   42,035,857 shares at net asset value
   of $1.00 per share (cost $42,035,857)          $ 42,035,857     $         --     $         --     $         --     $         --

INVESTMENTS IN ULTRA SERIES FUND:
   Bond Fund,
   11,651,082 shares at net asset value of
   $10.43 per share (cost $121,453,617)                     --      121,514,667               --               --               --

INVESTMENTS IN MFS(R) VARIABLE
INSURANCE TRUST(SM):
   Strategic Income Series,
   514,027 shares at net asset value of
   $11.02 per share (cost $5,244,587)                       --               --        5,664,576               --               --

INVESTMENTS IN ULTRA SERIES FUND:
   High Income Fund,
   916,244 shares at net asset value of
   $10.16 per share (cost $9,044,308)                       --               --               --        9,305,986               --

INVESTMENTS IN OPPENHEIMER
VARIABLE ACCOUNT FUNDS:
   High Income Fund/VA,
   3,776,658 shares at net asset value of
   $8.61 per share (cost $37,443,878)                       --               --               --               --       32,517,026
                                                  ------------     ------------     ------------     ------------     ------------
      Total assets                                  42,035,857      121,514,667        5,664,576        9,305,986       32,517,026
                                                  ------------     ------------     ------------     ------------     ------------

LIABILITIES:
Accrued adverse mortality and
   expense charges                                      47,869          138,567            6,398           10,201           36,597
Other accrued expenses                                   5,744           16,628              768            1,224            4,392
                                                  ------------     ------------     ------------     ------------     ------------
      Total liabilities                                 53,613          155,195            7,166           11,425           40,989
                                                  ------------     ------------     ------------     ------------     ------------
      Net assets                                  $ 41,982,244     $121,359,472     $  5,657,410     $  9,294,561     $ 32,476,037
                                                  ============     ============     ============     ============     ============

CONTRACT OWNERS' EQUITY:
Contracts in accumulation period
   (note 5)                                       $ 41,976,877     $121,309,316     $  5,655,728     $  9,294,561     $ 32,448,088
Contracts in annuity payment period
   (note 2 and note 5)                                   5,367           50,156            1,682               --           27,949
                                                  ------------     ------------     ------------     ------------     ------------
      Total contract owners' equity               $ 41,982,244     $121,359,472     $  5,657,410     $  9,294,561     $ 32,476,037
                                                  ============     ============     ============     ============     ============
      Total units outstanding
        (note 5 and note 6)                          3,257,171        7,714,472          393,776          857,317        2,587,094
                                                  ============     ============     ============     ============     ============
      Net asset value per unit                    $      12.89     $      15.73     $      14.37     $      10.84     $      12.55
                                                  ============     ============     ============     ============     ============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                December 31, 2003

                                                                                   CAPITAL
                                                                 GROWTH AND      APPRECIATION        MID-CAP         MULTI-CAP
                                                 BALANCED       INCOME STOCK        STOCK             STOCK        GROWTH STOCK
                                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                               ------------     ------------     ------------     ------------     ------------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
   Balanced Fund,
   17,077,660 shares at net asset value of
   $18.04 per share (cost $301,368,509)        $308,140,854     $         --     $         --     $         --     $         --

INVESTMENTS IN ULTRA SERIES FUND:
   Growth and Income Stock Fund,
   12,053,302 shares at net asset value of
   $27.52 per share (cost $319,984,171)                  --      331,653,805               --               --               --

INVESTMENTS IN ULTRA SERIES FUND:
   Capital Appreciation Stock Fund,
   9,423,927 shares at net asset value of
   $18.19 per share (cost $181,612,066)                  --               --      171,446,751               --               --

INVESTMENTS IN ULTRA SERIES FUND:
   Mid-Cap Stock Fund,
   3,958,081 shares at net asset value of
   $14.66 per share (cost $49,488,174)                   --               --               --       58,019,579               --

INVESTMENTS IN ULTRA SERIES FUND:
   Multi-Cap Growth Stock Fund,
   8,845,661 shares at net asset value of
   $6.20 per share (cost $44,889,181)                    --               --               --               --       54,849,139
                                               ------------     ------------     ------------     ------------     ------------
      Total assets                              308,140,854      331,653,805      171,446,751       58,019,579       54,849,139
                                               ------------     ------------     ------------     ------------     ------------

LIABILITIES
Accrued adverse mortality and
   expense charges                                  343,710          366,245          189,053           64,575           60,675
Other accrued expenses                               41,245           43,949           22,686            7,749            7,281
                                               ------------     ------------     ------------     ------------     ------------
      Total liabilities                             384,955          410,194          211,739           72,324           67,956
                                               ------------     ------------     ------------     ------------     ------------
      Net assets                               $307,755,899     $331,243,611     $171,235,012     $ 57,947,255     $ 54,781,183
                                               ============     ============     ============     ============     ============

CONTRACT OWNERS' EQUITY:
Contracts in accumulation period
   (note 5)                                    $307,410,891     $330,950,338     $171,186,092     $ 57,941,229     $ 54,773,312
Contracts in annuity payment period
   (note 2 and note 5)                              345,008          293,273           48,920            6,026            7,871
                                               ------------     ------------     ------------     ------------     ------------
      Total contract owners' equity            $307,755,899     $331,243,611     $171,235,012     $ 57,947,255     $ 54,781,183
                                               ============     ============     ============     ============     ============
      Total units outstanding
        (note 5 and note 6)                      16,417,415       14,619,498        7,306,209        3,646,272        4,366,939
                                               ============     ============     ============     ============     ============
      Net asset value per unit                 $      18.75     $      22.66     $      23.44     $      15.89     $      12.54
                                               ============     ============     ============     ============     ============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                December 31, 2003

                                                                                       T. ROWE
                                                     GLOBAL        INTERNATIONAL    INTERNATIONAL     DEVELOPING
                                                   SECURITIES          STOCK            STOCK           MARKETS
                                                   SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                  ------------     ------------     ------------     ------------
ASSETS:
INVESTMENTS IN ULTRA SERIES FUND:
   Global Securities Fund,
   119,895 shares at net asset value of
   $9.72 per share (cost $950,103)                $  1,165,863     $         --     $         --     $         --

INVESTMENTS IN ULTRA SERIES FUND:
   International Stock Portfolio,
   699,449 shares at net asset value of
   $9.54 per share (cost $5,395,158)                        --        6,672,223               --               --

INVESTMENTS IN T. ROWE PRICE
INTERNATIONAL SERIES, INC.:
   International Stock Portfolio,
   3,001,038 shares at net asset value of
   $11.94 per share (cost $39,969,439)                      --               --       35,832,389               --

INVESTMENTS IN FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST:
   Developing Markets Securities,
   621,979 shares at net asset value of
   $7.09 per share (cost $4,009,392)                        --               --               --        4,409,828
                                                  ------------     ------------     ------------     ------------
      Total assets                                   1,165,863        6,672,223       35,832,389        4,409,828
                                                  ------------     ------------     ------------     ------------

LIABILITIES
Accrued adverse mortality and
   expense charges                                       1,259            7,200           39,236            4,830
Other accrued expenses                                     151              864            4,708              580
                                                  ------------     ------------     ------------     ------------
      Total liabilities                                  1,410            8,064           43,944            5,410
                                                  ------------     ------------     ------------     ------------
      Net assets                                  $  1,164,453     $  6,664,159     $ 35,788,445     $  4,404,418
                                                  ============     ============     ============     ============

CONTRACT OWNERS' EQUITY:
Contracts in accumulation period
   (note 5)                                       $  1,164,453     $  6,664,159     $ 35,766,216     $  4,404,418
Contracts in annuity payment period
   (note 2 and note 5)                                      --               --           22,229               --
                                                  ------------     ------------     ------------     ------------
      Total contract owners' equity               $  1,164,453     $  6,664,159     $ 35,788,445     $  4,404,418
                                                  ============     ============     ============     ============
      Total units outstanding
        (note 5 and note 6)                             83,273          511,849        2,930,679          623,882
                                                  ============     ============     ============     ============
      Net asset value per unit                    $      13.98     $      13.02     $      12.21     $       7.06
                                                  ============     ============     ============     ============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2003

                                                  MONEY                            STRATEGIC            HIGH           OPPENHEIMER
                                                 MARKET             BOND             INCOME            INCOME          HIGH INCOME
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT**       SUBACCOUNT
                                              ------------      ------------      ------------      ------------      ------------
INVESTMENT INCOME (LOSS):
  Dividend income                             $    408,815      $  5,995,871      $    314,712      $    415,287      $  2,582,009
  Adverse mortality and expense charges
   (note 3)                                       (668,486)       (1,827,741)          (74,185)          (57,864)         (412,857)
  Administrative charges                           (80,218)         (219,329)           (8,902)           (6,944)          (49,543)
                                              ------------      ------------      ------------      ------------      ------------
  Net investment income (loss)                    (339,889)        3,948,801           231,625           350,479         2,119,609
                                              ------------      ------------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received                  --                --                --                --                --
   Proceeds from sale of securities             36,247,756        50,637,711         1,294,761           438,185         9,536,908
   Cost of securities sold                     (36,247,756)      (49,661,556)       (1,237,969)         (433,527)      (12,156,225)
                                              ------------      ------------      ------------      ------------      ------------
   Net realized gain (loss) on security
    transactions                                        --           976,155            56,792             4,658        (2,619,317)
  Net change in unrealized appreciation
   or depreciation on investments                       --        (2,733,575)          215,202           261,678         7,236,484
                                              ------------      ------------      ------------      ------------      ------------
   Net gain (loss) on investments                       --        (1,757,420)          271,994           266,336         4,617,167
                                              ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in net assets
  resulting from operations                  ($   339,889)      $  2,191,381      $    503,619      $    616,815      $  6,736,776
                                              ============      ============      ============      ============      ============

                                                                                    CAPITAL
                                                                 GROWTH AND       APPRECIATION         MID-CAP          MULTI-CAP
                                                BALANCED        INCOME STOCK          STOCK             STOCK         GROWTH STOCK
                                               SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT       SUBACCOUNT**
                                              ------------      ------------      ------------      ------------      ------------
INVESTMENT INCOME (LOSS):
  Dividend income                             $  7,575,418      $  4,787,561      $    734,062      $    246,811      $        403
  Adverse mortality and expense charges
   (note 3)                                     (3,665,038)       (3,758,148)       (1,928,282)         (601,766)         (400,159)
  Administrative charges                          (439,805)         (450,978)         (231,394)          (72,212)          (48,019)
                                              ------------      ------------      ------------      ------------      ------------
  Net investment income (loss)                   3,470,575           578,435        (1,425,614)         (427,167)         (447,775)
                                              ------------      ------------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received                  --                --                --                --           232,964
   Proceeds from sale of securities             47,518,314        51,317,361        27,817,440         6,414,096         2,696,388
   Cost of securities sold                     (51,686,906)      (60,285,817)      (36,625,788)       (6,918,046)       (2,433,782)
                                              ------------      ------------      ------------      ------------      ------------
   Net realized gain (loss) on security
    transactions                                (4,168,592)       (8,968,456)       (8,808,348)         (503,950)          495,570
  Net change in unrealized appreciation
   or depreciation on investments               41,710,872        73,260,157        47,320,121        13,460,175         9,959,958
                                              ------------      ------------      ------------      ------------      ------------
   Net gain (loss) on investments               37,542,280        64,291,701        38,511,773        12,956,225        10,455,528
                                              ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in net assets
  resulting from operations                   $ 41,012,855      $ 64,870,136      $ 37,086,159      $ 12,529,058      $ 10,007,753
                                              ============      ============      ============      ============      ============

** Represents activity for the period of May 1, 2003 through December 31, 2003.

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                      STATEMENTS OF OPERATIONS (CONTINUED)
                      For the Year Ended December 31, 2003

                                                                                                    T. ROWE
                                              EMERGING           GLOBAL         INTERNATIONAL     INTERNATIONAL      DEVELOPING
                                               GROWTH          SECURITIES           STOCK             STOCK            MARKETS
                                             SUBACCOUNT*      SUBACCOUNT**      SUBACCOUNT**       SUBACCOUNT        SUBACCOUNT
                                            ------------      ------------      -------------     -------------     ------------
INVESTMENT INCOME (LOSS):
  Dividend income                           $         --      $      8,393      $     31,299      $    386,873      $     43,860
  Adverse mortality and expense charges
   (note 3)                                     (178,377)           (6,349)          (39,906)         (423,466)          (47,916)
  Administrative charges                         (21,405)             (762)           (4,789)          (50,816)           (5,750)
                                            ------------      ------------      ------------      ------------      ------------
  Net investment income (loss)                  (199,782)            1,282           (13,396)          (87,409)           (9,806)
                                            ------------      ------------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received                --                --                --            29,760                --
   Proceeds from sale of securities           49,878,111           159,916           116,003        11,934,830         1,221,348
   Cost of securities sold                   (80,500,189)         (138,634)         (102,826)      (16,931,883)       (1,527,451)
                                            ------------      ------------      ------------      ------------      ------------
   Net realized gain (loss) on security
    transactions                             (30,622,078)           21,282            13,177        (4,967,293)         (306,103)
  Net change in unrealized appreciation
   or depreciation on investments             34,384,723           215,760         1,277,065        13,176,294         1,900,037
                                            ------------      ------------      ------------      ------------      ------------
   Net gain (loss) on investments              3,762,645           237,042         1,290,242         8,209,001         1,593,934
                                            ------------      ------------      ------------      ------------      ------------
Net increase (decrease) in net assets
  resulting from operations                 $  3,562,863      $    238,324      $  1,276,846      $  8,121,592      $  1,584,128
                                            ============      ============      ============      ============      ============

* Represents activity through May 2, 2003. See note 2.

** Represents activity for the period of May 1, 2003 through December 31, 2003.

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 2003 and 2002

                                                       MONEY MARKET SUBACCOUNT                 BOND SUBACCOUNT
                                                      2003               2002               2003               2002
                                                  -------------      -------------      -------------      -------------
OPERATIONS:
  Net investment income (loss)                   ($     339,889)     $      71,771      $   3,948,801      $   4,598,259
  Net realized gain (loss) on
   security transactions                                     --                 --            976,155            168,033
  Net change in unrealized appreciation
   or depreciation on investments                            --                 --         (2,733,575)         3,825,565
                                                  -------------      -------------      -------------      -------------
    Change in net assets from operations               (339,889)            71,771          2,191,381          8,591,857
                                                  -------------      -------------      -------------      -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                       26,841,189         61,832,512         75,486,259        118,321,062
  Cost of units repurchased                         (54,873,045)       (79,795,978)      (108,168,660)       (87,210,056)
  Actuarial adjustments for mortality
   experience on annuities in payment period                 12                 18              2,742                454
  Annuity benefit payments                                 (463)              (482)            (3,805)            (1,426)
                                                  -------------      -------------      -------------      -------------
   Change in net assets from capital
    unit transactions                               (28,032,307)       (17,963,930)       (32,683,464)        31,110,034
                                                  -------------      -------------      -------------      -------------
Increase (decrease) in net assets                   (28,372,196)       (17,892,159)       (30,492,083)        39,701,891
NET ASSETS:
  Beginning of period                                70,354,440         88,246,599        151,851,555        112,149,664
                                                  -------------      -------------      -------------      -------------
  End of period                                   $  41,982,244      $  70,354,440      $ 121,359,472      $ 151,851,555
                                                  =============      =============      =============      =============

                                                    STRATEGIC INCOME SUBACCOUNT     HIGH INCOME SUBACCOUNT
                                                      2003              2002                2003**
                                                  ------------      ------------         ------------
OPERATIONS:
  Net investment income (loss)                    $    231,625      $    174,807         $    350,479
  Net realized gain (loss) on
   security transactions                                56,792           (25,544)               4,658
  Net change in unrealized appreciation
   or depreciation on investments                      215,202           303,044              261,678
                                                  ------------      ------------         ------------
    Change in net assets from operations               503,619           452,307              616,815
                                                  ------------      ------------         ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sale of units                                7         2,220,027           12,944,977
  Cost of units repurchased                         (1,210,855)       (5,013,939)          (4,267,231)
  Actuarial adjustments for mortality
   experience on annuities in payment period                30                26                   --
  Annuity benefit payments                                (190)             (180)                  --
                                                  ------------      ------------         ------------
   Change in net assets from capital
    unit transactions                               (1,211,008)       (2,794,066)           8,677,746
                                                  ------------      ------------         ------------
Increase (decrease) in net assets                     (707,389)       (2,341,759)           9,294,561

NET ASSETS:
  Beginning of period                                6,364,799         8,706,558                   --
                                                  ------------      ------------         ------------
  End of period                                   $  5,657,410      $  6,364,799         $  9,294,561
                                                  ============      ============         ============

** Represents activity for the period of May 1, 2003 through December 31, 2003.

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                 For the Years Ended December 31, 2003 and 2002

                                                 OPPENHEIMER HIGH INCOME SUBACCOUNT           BALANCED SUBACCOUNT
                                                      2003               2002               2003               2002
                                                  -------------      -------------      -------------      -------------
OPERATIONS:
  Net investment income (loss)                    $   2,119,609      $   3,555,492      $   3,470,575      $   5,152,647
  Net realized gain (loss) on
   security transactions                             (2,619,317)        (3,423,208)        (4,168,592)        (4,995,812)
  Net change in unrealized appreciation
   or depreciation on investments                     7,236,484         (1,772,770)        41,710,872        (50,984,603)
                                                  -------------      -------------      -------------      -------------
    Change in net assets from operations              6,736,776         (1,640,486)        41,012,855        (50,827,768)
                                                  -------------      -------------      -------------      -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sale of units                         8,869,200         24,045,821        100,534,549        145,356,902
  Cost of units repurchased                         (16,445,008)       (31,196,508)      (137,177,580)      (212,576,281)
  Actuarial adjustments for mortality
   experience on annuities in payment period                174                494             (1,626)            14,391
  Annuity benefit payments                               (2,364)            (2,185)           (24,725)           (41,911)
                                                  -------------      -------------      -------------      -------------
   Change in net assets from capital
    unit transactions                                (7,577,998)        (7,152,378)       (36,669,382)       (67,246,899)
                                                  -------------      -------------      -------------      -------------
Increase (decrease) in net assets                      (841,222)        (8,792,864)         4,343,473       (118,074,667)

NET ASSETS:
  Beginning of period                                33,317,259         42,110,123        303,412,426        421,487,093
                                                  -------------      -------------      -------------      -------------
  End of period                                   $  32,476,037      $  33,317,259      $ 307,755,899      $ 303,412,426
                                                  =============      =============      =============      =============

                                                 GROWTH AND INCOME STOCK SUBACCOUNT   CAPITAL APPRECIATION STOCK SUBACCOUNT
                                                      2003                2002              2003               2002
                                                  -------------      -------------      -------------      -------------
OPERATIONS:
  Net investment income (loss)                    $     578,435     ($     677,889)    ($  1,425,614)     ($  2,513,292)
  Net realized gain (loss) on
   security transactions                             (8,968,456)        (9,118,292)        (8,808,348)       (12,229,657)
  Net change in unrealized appreciation
   or depreciation on investments                    73,260,157        (98,514,044)        47,320,121        (76,684,989)
                                                  -------------      -------------      -------------      -------------
    Change in net assets from operations             64,870,136       (108,310,225)        37,086,159        (91,427,938)
                                                  -------------      -------------      -------------      -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                       99,729,995        166,083,194         58,141,022         99,825,649
  Cost of units repurchased                        (144,505,973)      (251,874,343)       (81,093,131)      (141,912,850)
  Actuarial adjustments for mortality
   experience on annuities in payment period                647              6,864                236                609
  Annuity benefit payments                              (44,778)           (49,897)            (9,998)            (5,101)
                                                  -------------      -------------      -------------      -------------
   Change in net assets from capital
    unit transactions                               (44,820,109)       (85,834,182)       (22,961,871)       (42,091,693)
                                                  -------------      -------------      -------------      -------------
  Increase (decrease) in net assets                  20,050,027       (194,144,407)        14,124,288       (133,519,631)

NET ASSETS:
  Beginning of period                               311,193,584        505,337,991        157,110,724        290,630,355
                                                  -------------      -------------      -------------      -------------
  End of period                                   $ 331,243,611      $ 311,193,584      $ 171,235,012      $ 157,110,724
                                                  =============      =============      =============      =============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                 For the Years Ended December 31, 2003 and 2002

                                                    MID-CAP STOCK SUBACCOUNT      MULTI-CAP GROWTH STOCK SUBACCOUNT
                                                     2003              2002                    2003**
                                                 ------------      ------------             ------------
OPERATIONS:
  Net investment income (loss)                  ($    427,167)    ($    527,807)           ($    447,775)
  Net realized gain (loss) on
   security transactions                             (503,950)           91,991                  495,570
  Net change in unrealized appreciation
   or depreciation on investments                  13,460,175       (12,045,360)               9,959,958
                                                 ------------      ------------             ------------
    Change in net assets from operations           12,529,058       (12,481,176)              10,007,753
                                                 ------------      ------------             ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                     22,264,340        31,853,982               59,497,184
  Cost of units repurchased                       (22,929,759)      (33,494,439)             (14,723,278)
  Actuarial adjustments for mortality
   experience on annuities in payment period               25                30                       48
  Annuity benefit payments                               (379)             (407)                    (524)
                                                 ------------      ------------             ------------
   Change in net assets from capital
    unit transactions                                (665,773)       (1,640,834)              44,773,430
                                                 ------------      ------------             ------------
  Increase (decrease) in net assets                11,863,285       (14,122,010)              54,781,183

NET ASSETS:
  Beginning of period                              46,083,970        60,205,980                       --
                                                 ------------      ------------             ------------
  End of period                                  $ 57,947,255      $ 46,083,970             $ 54,781,183
                                                 ============      ============             ============

                                                   EMERGING GROWTH SUBACCOUNT        GLOBAL SECURITIES SUBACCOUNT
                                                     2003*             2002                   2003**
                                                 ------------      ------------            ------------
OPERATIONS:
  Net investment income (loss)                  ($    199,782)    ($    907,239)           $      1,282
  Net realized gain (loss) on
   security transactions                          (30,622,078)       (9,132,071)                 21,282
  Net change in unrealized appreciation
   or depreciation on investments                  34,384,723       (19,848,702)                216,760
                                                 ------------      ------------            ------------
    Change in net assets from operations            3,562,863       (29,888,012)                238,324
                                                 ------------      ------------            ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                      9,757,982        43,996,514               1,361,641
  Cost of units repurchased                       (59,300,962)      (59,661,241)               (435,512)
  Actuarial adjustments for mortality
   experience on annuities in payment period               38               260                      --
  Annuity benefit payments                            (23,999)           (2,791)                     --
                                                 ------------      ------------            ------------
   Change in net assets from capital
    unit transactions                             (49,566,941)      (15,667,258)                926,129
                                                 ------------      ------------            ------------
  Increase (decrease) in net assets               (46,004,078)      (45,555,270)              1,164,453

NET ASSETS:
  Beginning of period                              46,004,078        91,559,348                      --
                                                 ------------      ------------            ------------
  End of period                                  $         --      $ 46,004,078            $  1,164,453
                                                 ============      ============            ============

* Represents activity through May 2, 2003. See note 2.

** Represents activity for the period of May 1, 2003 through December 31, 2003.

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                 For the Years Ended December 31, 2003 and 2002

                                                                                        T. ROWE INTERNATIONAL
                                               INTERNATIONAL STOCK SUBACCOUNT              STOCK SUBACCOUNT
                                                           2003**                       2003              2002
                                                        ------------                ------------      ------------
OPERATIONS:
  Net investment income (loss)                         ($     13,396)              ($     87,409)    ($    275,101)
  Net realized gain (loss) on
   security transactions                                      13,177                  (4,967,293)       (3,566,225)
  Net change in unrealized appreciation
   or depreciation on investments                          1,277,065                  13,176,294        (6,916,142)
                                                        ------------                ------------      ------------
    Change in net assets from operations                   1,276,846                   8,121,592       (10,757,468)
                                                        ------------                ------------      ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                            10,156,059                  10,051,913        43,109,839
  Cost of units repurchased                               (4,768,746)                (21,341,063)      (54,254,694)
  Actuarial adjustments for mortality
   experience on annuities in payment period                      --                         138               196
  Annuity benefit payments                                        --                      (6,941)           (2,772)
                                                        ------------                ------------      ------------
   Change in net assets from capital
    unit transactions                                      5,387,313                 (11,295,953)      (11,147,431)
                                                        ------------                ------------      ------------
  Increase (decrease) in net assets                        6,664,159                  (3,174,361)      (21,904,899)

NET ASSETS:
  Beginning of period                                             --                  38,962,806        60,867,705
                                                        ------------                ------------      ------------
  End of period                                         $  6,664,159                $ 35,788,445      $ 38,962,806
                                                        ============                ============      ============

                                                 DEVELOPING MARKETS SUBACCOUNT
                                                    2003              2002
                                                 -----------      -----------
OPERATIONS:
  Net investment income (loss)                  ($     9,806)    $      1,791
  Net realized gain (loss) on
   security transactions                            (306,103)        (614,886)
  Net change in unrealized appreciation
   or depreciation on investments                  1,900,037          523,639
                                                 -----------     ------------
    Change in net assets from operations           1,584,128          (89,456)
                                                 -----------     ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                       577,756        3,367,443
  Cost of units repurchased                       (1,695,658)      (4,310,491)
  Actuarial adjustments for mortality
   experience on annuities in payment period              --               --
  Annuity benefit payments                                --               --
                                                 -----------     ------------
   Change in net assets from capital
    unit transactions                             (1,117,902)        (943,048)
                                                 -----------     ------------
  Increase (decrease) in net assets                  466,226       (1,032,504)

NET ASSETS:
  Beginning of period                              3,938,192        4,970,696
                                                 -----------     ------------
  End of period                                  $ 4,404,418     $  3,938,192
                                                 ===========     ============

** Represents activity for the period of May 1, 2003 through December 31, 2003.

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                          NOTES TO FINANCIAL STATEMENTS

(1)   ORGANIZATION

      The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

      Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)   SIGNIFICANT ACCOUNTING POLICIES

      Investments

      The Variable Account currently is divided into fourteen subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

      The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

      Ultra Series Fund currently has ten funds available as investment options under the Contracts. T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust each have one fund available as an investment option under the Contracts. The T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the Contracts. These fund companies may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Effective May 2, 2002 the MFS(R) Variable Insurance Trust(SM): Emerging Growth Series investment option was closed to new investors. The Emerging Growth subaccount remained open until May 2, 2003 for the existing investors as an investment option under the Contracts. As of May 2, 2003 all of the remaining unitholders of this subaccount were transferred into the Ultra Series Multi-Cap Growth Stock subaccount. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

      MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

      T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of
      T. Rowe Price International Series, Inc.

      Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Strategic Income Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance Trust(SM).

      OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

      Templeton Asset Management Ltd. serves as the investment adviser to the Franklin Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.

      The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

      Federal Income Taxes

      The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Variable Account to the extent the earnings are credited under the contracts. Accordingly, no charge for income tax is currently recorded to the Variable Account. If such taxes are incurred by the Company in the future, a charge to the Variable Account may be assessed.

      Annuity Reserves

      Annuity reserves are computed for contracts in the payout stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

      Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)   FEES AND CHARGES

      Contract Charges

      SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

      For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

      Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

      ANNUAL CONTRACT FEE. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

      TRANSFER FEE. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

      PREMIUM TAXES. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal, (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

      Variable Account Charges

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

      ASSET-BASED ADMINISTRATION CHARGE. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

(4)   INVESTMENT TRANSACTIONS

      The cost of shares purchased, including reinvestment of dividend distributions, during the year ended December 31, 2003 was as follows:

Money Market Fund.........................................................      $ 7,841,290
Bond Fund.................................................................       21,874,015
Strategic Income Series...................................................          314,699
High Income Fund..........................................................        9,477,835
Oppenheimer High Income Fund..............................................        4,078,715
Balanced Fund.............................................................       14,326,274
Growth and Income Stock Fund..............................................        7,093,658
Capital Appreciation Stock Fund...........................................        3,442,855
Mid-Cap Stock Fund........................................................        5,335,919
Multi-Cap Growth Stock Fund...............................................       47,322,963
Emerging Growth Series....................................................           53,240
Global Securities Fund....................................................        1,088,737
International Stock Portfolio.............................................        5,497,984
T. Rowe International Stock Fund..........................................          576,928
Developing Markets Fund...................................................           94,120

(5)   ACCUMULATION UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

      Transactions in accumulation units of each subaccount of the Variable Account for the years ended December 31, 2003 and 2002, were as follows:

                                                    MONEY                         STRATEGIC         HIGH         OPPENHEIMER
                                                   MARKET           BOND           INCOME          INCOME        HIGH INCOME
                                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                 ----------      ----------      ----------      ----------      -----------
UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:
Outstanding at December 31, 2001                  6,807,222       7,753,246         705,015                       3,944,684
Sold                                              4,767,320       7,900,302         179,112                       2,330,721
Repurchased                                      (6,152,265)     (5,846,321)       (402,041)                     (3,033,181)
                                                 ----------      ----------      ----------                      ----------
Outstanding at December 31, 2002                  5,422,277       9,807,227         482,086              --       3,242,224
Sold                                              2,074,118       4,834,696              --       1,272,346         832,239
Repurchased                                      (4,239,641)     (6,930,640)        (88,428)       (415,029)     (1,489,597)
                                                 ----------      ----------      ----------      ----------      ----------
Outstanding at December 31, 2003                  3,256,754       7,711,283         393,658         857,317       2,584,866
                                                 ----------      ----------      ----------      ----------      ----------

UNITS FOR ANNUITIZED CONTRACTS:
Outstanding at December 31, 2001                        487           1,109             141                           2,412
Sold                                                      2             159               2                             222
Repurchased                                             (37)            (95)            (14)                           (214)
                                                 ----------      ----------      ----------                      ----------
Outstanding at December 31, 2002                        452           1,173             129              --           2,420
Sold                                                      2           2,262               2              --              20
Repurchased                                             (37)           (246)            (13)             --            (212)
                                                 ----------      ----------      ----------      ----------      ----------
Outstanding at December 31, 2003                        417           3,189             118              --           2,228
                                                 ----------      ----------      ----------      ----------      ----------

Total units outstanding at December 31, 2003      3,257,171       7,714,472         393,776         857,317       2,587,094
                                                 ==========      ==========      ==========      ==========      ==========

                                                                                       CAPITAL
                                                                    GROWTH AND      APPRECIATION        MID-CAP         MULTI-CAP
                                                   BALANCED        INCOME STOCK         STOCK            STOCK        GROWTH STOCK
                                                  SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                  -----------      ------------     ------------      ----------      ------------
UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:
Outstanding at December 31, 2001                   22,685,254       21,401,514       10,676,936        3,992,089
Sold                                                8,446,921        7,986,783        4,644,198        2,283,117
Repurchased                                       (12,503,652)     (12,351,820)      (6,786,211)      (2,522,954)
                                                  -----------      -----------      -----------      -----------
Outstanding at December 31, 2002                   18,628,523       17,036,477        8,534,923        3,752,252               --
Sold                                                5,919,244        5,212,409        2,928,681        1,645,721        5,662,119
Repurchased                                        (8,148,752)      (7,642,331)      (4,159,483)      (1,752,080)      (1,295,808)
                                                  -----------      -----------      -----------      -----------      -----------
Outstanding at December 31, 2003                   16,399,015       14,606,555        7,304,121        3,645,893        4,366,311
                                                  -----------      -----------      -----------      -----------      -----------

UNITS FOR ANNUITIZED CONTRACTS:
Outstanding at December 31, 2001                       11,878           17,365            2,754              433
Sold                                                    7,830              422              100                4
Repurchased                                            (2,492)          (2,500)            (237)             (32)
                                                  -----------      -----------      -----------      -----------
Outstanding at December 31, 2002                       17,216           15,287            2,617              405               --
Sold                                                    3,028              312               15                4              676
Repurchased                                            (1,844)          (2,656)            (544)             (30)             (48)
                                                  -----------      -----------      -----------      -----------      -----------
Outstanding at December 31, 2003                       18,400           12,943            2,088              379              628
                                                  -----------      -----------      -----------      -----------      -----------

Total units outstanding at December 31, 2003       16,417,415       14,619,498        7,306,209        3,646,272        4,366,939
                                                  ===========      ===========      ===========      ===========      ===========

                                                                                                   T. ROWE
                                                  EMERGING         GLOBAL       INTERNATIONAL   INTERNATIONAL    DEVELOPING
                                                   GROWTH        SECURITIES         STOCK           STOCK          MARKETS
                                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                 ----------      ----------      ------------   -------------    ----------
UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:
Outstanding at December 31, 2001                  6,299,987                                       5,166,454       1,046,309
Sold                                              3,837,424                                       4,036,939         680,122
Repurchased                                      (5,290,284)                                     (5,098,627)       (884,588)
                                                 ----------                                      ----------      ----------
Outstanding at December 31, 2002                  4,847,127              --              --       4,104,766         841,843
Sold                                              1,021,808         118,420         926,557       1,123,589         124,676
Repurchased                                      (5,868,935)        (35,147)       (414,708)     (2,299,497)       (342,637)
                                                 ----------      ----------      ----------      ----------      ----------
Outstanding at December 31, 2003                         --          83,273         511,849       2,928,858         623,882
                                                 ----------      ----------      ----------      ----------      ----------

UNITS FOR ANNUITIZED CONTRACTS:
Outstanding at December 31, 2001                      2,666                                           2,796              --
Sold                                                     24                                              21              --
Repurchased                                            (244)                                           (261)             --
                                                 ----------                                      ----------      ----------
Outstanding at December 31, 2002                      2,446              --              --           2,556              --
Sold                                                      7              --              --              16              --
Repurchased                                          (2,453)             --              --            (751)             --
                                                 ----------      ----------      ----------      ----------      ----------
Outstanding at December 31, 2003                         --              --              --           1,821              --
                                                 ----------      ----------      ----------      ----------      ----------

Total units outstanding at December 31, 2003             --          83,273         511,849       2,930,679         623,882
                                                 ==========      ==========      ==========      ==========      ==========

(6)   CONDENSED FINANCIAL INFORMATION

      The table below gives per unit information about the financial history of each subaccount for each period.

                                               MONEY MARKET                    BOND                   STRATEGIC INCOME
                                                SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                                                ----------                  ----------                   ----------
                                          2003      2002    2001     2003       2002      2001     2003     2002     2001
                                         ------    ------  ------   -------   -------   -------   ------   ------   ------
UNIT VALUE:
  Beginning of period                   $ 12.97   $ 12.96 $ 12.67  $  15.48  $  14.46  $  13.54  $ 13.20  $ 12.35   $11.95
  End of period                           12.89     12.97   12.96     15.73     15.48     14.46    14.37    13.20    12.35
NET ASSETS AT END OF PERIOD (000s)       41,982    70,354  88,247   121,359   151,852   112,150    5,657    6,365    8,707
UNITS OUTSTANDING AT END OF
  PERIOD (000s)                           3,257     5,423   6,808     7,714     9,808     7,754      394      482      705
TOTAL RETURN(1)                           (0.62%)    0.08%   2.29%     1.61%     7.05%     6.79%    8.86%    6.88%    3.35%
INVESTMENT INCOME RATIO(2)                 0.76%     1.49%   3.46%     4.10%     5.01%     5.98%    5.30%    3.80%    3.82%
EXPENSE RATIO(3)                           1.40%     1.40%   1.40%     1.40%     1.40%     1.40%    1.40%    1.40%    1.40%

                                       HIGH INCOME         OPPENHEIMER HIGH                  BALANCED
                                        SUBACCOUNT        INCOME SUBACCCOUNT                SUBACCOUNT
                                        ----------        ------------------                ----------
                                          2003*         2003      2002     2001     2003       2002       2001
                                         ------        ------    ------   ------   -------   -------    -------
UNIT VALUE:
  Beginning of period                    $10.00       $ 10.27   $ 10.67  $ 10.61  $  16.27  $  18.57   $  19.43
  End of period                          $10.84         12.55     10.27    10.67     18.75     16.27      18.57
NET ASSETS AT END OF PERIOD (000s)        9,295        32,476    33,317   42,110   307,756   303,412    421,487
UNITS OUTSTANDING AT END OF
  PERIOD (000s)                             857         2,587     3,245    3,947    16,417    18,646     22,697
TOTAL RETURN(1)                            8.40%**      22.20%    (3.75%)   0.57%    15.24%   (12.39%)    (4.43%)
INVESTMENT INCOME RATIO(2)                 8.97%         7.82%    10.94%   10.24%     2.58%     2.83%      2.91%
EXPENSE RATIO(3)                           1.40%         1.40%     1.40%    1.40%     1.40%     1.40%      1.40%

                                             GROWTH AND INCOME               CAPITAL APPRECIATION              MID-CAP STOCK
                                             STOCK SUBACCOUNT                  STOCK SUBACCOUNT                  SUBACCOUNT
                                             ----------------                  ----------------                  ----------
                                         2003       2002       2001        2003      2002       2001      2003     2002       2001
                                       -------    -------    -------     -------   -------    -------    ------   ------    --------
UNIT VALUE:
  Beginning of period                 $  18.25   $  23.59   $  26.80    $  18.40  $  27.21   $  30.37   $ 12.28  $ 15.08   $ 13.76
  End of period                          22.66      18.25      23.59       23.44     18.40      27.21     15.89    12.28     15.08
NET ASSETS AT END OF PERIOD (000s)     331,244    311,194    505,338     171,235   157,111    290,630    57,947   46,084    60,206
UNITS OUTSTANDING AT END OF
  PERIOD (000s)                         14,619     17,052     21,419       7,306     8,538     10,680     3,646    3,753     3,993
TOTAL RETURN(1)                          24.16%    (22.64%)   (11.98%)     27.39%   (32.38%)   (10.41%)   29.40%  (18.57%)    9.59%
INVESTMENT INCOME RATIO(2)                1.59%      1.23%      1.03%       0.48%     0.21%      0.10%     0.51%    0.46%     0.90%
EXPENSE RATIO(3)                          1.40%      1.40%      1.40%       1.40%     1.40%      1.40%     1.40%    1.40%     1.40%

                                              MULTI-CAP GROWTH          EMERGING GROWTH       GLOBAL SECURITIES
                                              STOCK SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                              ----------------             ----------            ----------
                                                   2003*           2003       2002      2001         2003*
                                                  ------           -----     ------    ------       ------
UNIT VALUE:
  Beginning of period                            $ 10.00          $ 9.49    $ 14.53   $ 22.16       $10.00
  End of period                                    12.54           10.34***    9.49     14.53        13.98
NET ASSETS AT END OF PERIOD (000s)                54,781              --     46,004    91,559        1,164
UNITS OUTSTANDING AT END OF
  PERIOD (000s)                                    4,367              --      4,850     6,303           83
TOTAL RETURN(1)                                    25.40%**         8.96%**  (34.69%)  (34.43%)      39.80%**
INVESTMENT INCOME RATIO(2)                          0.00%           0.00%      0.00%     0.00%        1.65%
EXPENSE RATIO(3)                                    1.40%           1.40%      1.40%     1.40%        1.40%

                                                                           T. ROWE                   DEVELOPING
                                                INTERNATIONAL           INTERNATIONAL                 MARKETS
                                              STOCK SUBACCOUNT        STOCK SUBACCOUNT               SUBACCOUNT
                                              ----------------        ----------------               ----------
                                                   2003*          2003      2002      2001      2003   2002      2001
                                                  ------         ------    ------    ------    -----   -----    ------
UNIT VALUE:
  Beginning of period                            $ 10.00        $  9.49   $ 11.77   $ 15.35   $ 4.68  $ 4.75   $  5.24
  End of period                                    13.02          12.21      9.49     11.77     7.06    4.68      4.75
NET ASSETS AT END OF PERIOD (000s)                 6,664         35,788    38,963    60,868    4,404   3,938     4,971
UNITS OUTSTANDING AT END OF
  PERIOD (000s)                                      512          2,931     4,107     5,169      624     842     1,046
TOTAL RETURN(1)                                    30.20%**       28.66%   (19.37%)  (23.32%)  50.85%  (1.47%)   (9.35%)
INVESTMENT INCOME RATIO(2)                          0.98%          1.14%     0.84%     1.80%    1.14%   1.44%     0.85%
EXPENSE RATIO(3)                                    1.40%          1.40%     1.40%     1.40%    1.40%   1.40%     1.40%

(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(2) These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense and administrative charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(3) These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.

* This investment option was added on May 1, 2003 with all subaccounts starting with a $10.00 unit price.

**    Not annualized.

***   This price is effective on May 2, 2003, the date of the fund substitution.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the CUNA Mutual Life Variable Annuity Account (comprising, respectively, the Money Market, Bond, Strategic Income, High Income, Oppenheimer High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, Emerging Growth, Global Securities, International Stock, T. Rowe International Stock and Developing Markets Subaccounts) as of December 31, 2003, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2003 with Ultra Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds,
T. Rowe Price International Series, Inc., and Franklin Templeton Variable Insurance Products Trust, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 11, 2004